SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 21, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities			$ 2,485,346
Contingent liabilities	$ 13,444,000	$ 11,313,000
Total
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Contingent liabilities
Total
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Contingent liabilities
Total
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	4,923,725	2,485,346
Contingent liabilities	13,444,000	11,313,000
Total	$ 18,367,725	13,798,346
Total		$ 13,798,346